Other Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Other Borrowings

Note 13—Other Borrowings

The following is a summary of the Company’s other borrowings as of September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Securities sold under agreements to repurchase	$30,807	$17,249
Line of credit	—	20,650
Total	$30,807	$37,899

Securities sold under agreements to repurchase represent a demand deposit product offered to customers that sweep balances in excess of the FDIC insurance limit into overnight repurchase agreements. The Company pledges securities as collateral for the repurchase agreements. Refer to Note 4—Securities for additional discussion.

On October 13, 2016, in connection with the Ridgestone acquisition, the Company entered into a $30.0 million credit agreement with The PrivateBank and Trust and Company, now known as CIBC Bank USA (“CIBC”), with a $300,000 commitment fee payable at such time. The line of credit matured on October 12, 2017 and carried an interest rate equal to the Prime Rate. At September 30, 2017 and December 31, 2016, the interest rate was 4.25% and 3.75%, respectively. As of September 30, 2017 and December 31, 2016, the Company was in compliance with all financial covenants set forth in the line of credit agreement.  In April 2017, the revolving line of credit was amended to a non-revolving line of credit as long as the outstanding balance exceeds $5.0 million. When the outstanding balance reaches $5.0 million, the line of credit will be converted to a revolving line of credit with credit availability up to $5.0 million until maturity.  In July 2017, the Company repaid the outstanding balance, in full, under this line of credit of $16.2 million with proceeds from its initial public offering.  On October 12, 2017, the Company amended the credit agreement, which extended the maturity date to October 11, 2018. The amended revolving line of credit bears interest at either the LIBOR Rate plus 250 basis points or the Prime Rate minus 25 basis points, based on the Company’s election, which is required to be communicated to CIBC at least three business days prior to the commencement of an interest period. If the Company fails to provide timely notification, the interest rate will be Prime Rate minus 25 basis points.

The following table presents short-term credit lines available for use, for which the Company did not have an outstanding balance as of September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Federal Reserve Bank of Chicago discount window line	$135,278	$110,600
Available federal funds lines	40,000	20,000

Note 13—Other Borrowings

        The following is a summary of the Company's other borrowings as of December 31, 2016 and 2015:

	2016	2015
Securities sold under agreements to repurchase	$17,249	$12,659
Revolving line of credit	20,650	—
Total	$37,899	$12,659

        Securities sold under agreements to repurchase represent a demand deposit product offered to customers that sweep balances in excess of the FDIC insurance limit into overnight repurchase agreements. The Company pledges securities as collateral for the repurchase agreements. Refer to Note 4—Securities for additional discussion.

        On October 13, 2016, in connection with the Ridgestone acquisition, the Company entered into a $30.0 million revolving credit agreement with The PrivateBank and Trust Company with a $300,000 commitment fee payable at such time. Refer to Note 3—Acquisition of a Business for additional information. The revolving line of credit has a maturity date of October 12, 2017 and bears an interest rate equal to the Prime rate. At December 31, 2016, the interest rate was 3.75%. As of December 31, 2016, the Company was in compliance with all financial covenants set forth in the revolving line of credit agreement.

        The following table presents short-term credit lines available for use, for which the Company did not have an outstanding balance as of December 31, 2016 and 2015:

	2016	2015
Federal Reserve Bank of Chicago discount window line	$110,600	$170,900
Available federal funds line	20,000	20,000